SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

Common Stock

During the six months ended June 30, 2020, the Company granted an aggregate of 1,119,000 restricted stock awards to various employees and a consultant of the Company. Additionally, 55,000 shares of restricted common stock were forfeited to the Company and cancelled due to an employee termination (see Note 11 below).

Warrants

During the six months ended June 30, 2020, no warrants were granted, exercised or cancelled, and as of June 30, 2020, the Company had warrants to purchase 150,329 shares of common stock outstanding, with an exercise price of $0.32 per share and a June 25, 2021 expiration date. The intrinsic value of these outstanding, as well as exercisable, warrants on June 30, 2020 was $73,000.

NOTE 11 – SHAREHOLDERS’ EQUITY

Common Stock

On February 15, 2019 and March 1, 2019, $22.3 million and $32.8 million of outstanding note payables and accrued interest were converted into 14,098,778 and 15,381,605 shares of the Company’s common stock, respectively (see “Note 8- Notes Payable” above for further discussion of the note conversions).

On May 16, 2019, the Company sold an aggregate of 1,500,000 shares of its restricted common stock to two third-party purchasers at a price of $2.00 per share, or $3 million in aggregate, pursuant to subscription agreements, and on September 17, 2019, the Company sold an aggregate of 8,400,000 shares of its restricted common stock to an additional third-party purchaser, Viktor Tkachev, who became an affiliate of the Company, after the issuance, at a price of $1.43 per share, or $12 million in aggregate, pursuant to a subscription agreement.

On May 21, 2019, SK Energy, which is owned and controlled by Dr. Kukes, the Company’s Chief Executive Officer and a member of the Board of Directors, purchased 6,818,181 shares of restricted common stock from the Company at a price of $2.20 per share, or $15 million in aggregate, pursuant to a subscription agreement, and on September 17, 2019, SK Energy purchased an additional 8,204,481 shares of restricted common stock from the Company at a price of $1.58 per share, or $13 million in aggregate, pursuant to a subscription agreement.

As a result of the purchases above, SK Energy, which beneficially owned 78.2% of the Company’s outstanding common stock prior to the May 16, 2019 subscription agreement, beneficially owned 73.2% of the Company’s outstanding common stock after all of the subscriptions discussed above. Currently, SK Energy beneficially owns 71.8% of the Company’s outstanding common stock as of the date of this report.

During the year ended December 31, 2018, SK Energy converted all of its 66,625 outstanding shares of Series A Convertible Preferred Stock into 6,662,500 shares of the Company’s common stock. SK Energy also converted an aggregate of $167,000 of interest accrued under the March 2019 SK Energy Note into 75,118 shares of the Company’s common stock, based on a conversion price equal to $2.18 per share, pursuant to the conversion terms of the March 2019 SK Energy Note.

Warrants

During the year ended December 31, 2019, no warrants were granted, and warrants to purchase 470,077 shares of common stock expired. Additionally, on April 1, 2019, the Company issued 60,056 total shares of common stock upon the cashless exercise of two warrants to purchase an aggregate of 596,280 shares of common stock with an exercise price of $2.50 per share, based on a current market value of $2.78 per share, under the terms of each warrant.

During the year ended December 31, 2018, warrants to purchase an aggregate of 1,448,472 shares of common stock were granted to certain holders of Company debt in connection with the Company’s June 2018 debt restructuring. These warrants have a term of three years, an exercise price of $0.322, and the estimated fair value of $322,000 was based on the Black-Scholes option pricing model and was recognized as warrant expense, which was included in the net gain on debt restructuring. Variables used in the Black-Scholes option-pricing model for the warrants issued include: (1) a discount rate of 2.50%, (2) expected term of 3.0 years, (3) expected volatility of 125.4%, and (4) zero expected dividends. Additionally, 192,208 shares were issued in connection with the exercise of warrants (in exchange for cash received of $64,000), 165,017 warrants expired and 1,105,935 were cancelled and re-purchased at a total price of $1,095,000.

The intrinsic value of outstanding as well as exercisable warrants at December 31, 2019 and 2018 was $201,000 and $65,000, respectively.

Warrant activity during the years ended December 31, 2019 and 2018 was:

	2019			2018
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)
Outstanding at Beginning of Period	1,216,686	$6.36	0.8	1,231,373	$7.44	1.4
Granted	—			1,448,472	0.32
Expired/Cancelled	(470,077)	13.19		(1,270,951)	1.44
Exercised	(596,280)	2.50		(192,208)	0.32
Outstanding at End of Period	150,329	$0.32	1.5	1,216,686	$6.36	0.8
Exercisable at End of Period	150,329	$0.32	1.5	1,216,686	$6.36	0.8